Long-Term Debt - Summary of borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of detailed information about borrowings [line items]
Notes	$ 531		$ 561	$ 549
Long-term debt gross	754		993	1,113
Deferred transaction costs and Notes discount	(46)		(74)	(86)
Current portion of long-term debt	0		40	20	[1]
Non-current portion of long-term debt	708		879	1,007	[1]
Long-term debt	$ 708		919	1,027
Senior Secured Notes Maturing on October 15, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	October 15, 2027
Notes	$ 563		625	625
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	October 13, 2026
Drawings on the RCF	$ 191		238	338
Secured Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawings on the Term Loan	$ 0		$ 130	$ 150
Long-term debt		$ 120

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.